SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 238,411	$ 522,406
Additions		8,407
Impairments		(268,743)
Translation differences	18,857	(23,659)
Cost, ending balance	257,268	238,411
Accumulated amortization, beginning balance	228,886	227,291
Depreciation	5,370	13,446
Translation differences	18,553	(11,851)
Accumulated amortization, ending balance	252,809	228,886
Property, plant and equipment, net	4,459	9,525
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	34,164	29,019
Additions		6,664
Impairments
Translation differences	2,448	(1,519)
Cost, ending balance	36,612	34,164
Accumulated amortization, beginning balance	28,321	27,588
Depreciation	3,204	2,172
Translation differences	2,299	(1,439)
Accumulated amortization, ending balance	33,824	28,321
Property, plant and equipment, net	2,788	5,843
Vehicles [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	171,633	181,052
Additions
Impairments
Translation differences	13,788	(9,419)
Cost, ending balance	185,421	171,633
Accumulated amortization, beginning balance	170,073	169,535
Depreciation	1,582	9,377
Translation differences	13,766	(8,839)
Accumulated amortization, ending balance	185,421	170,073
Property, plant and equipment, net		1,560
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	32,614	33,310
Additions		1,039
Impairments
Translation differences	2,621	(1,735)
Cost, ending balance	35,235	32,614
Accumulated amortization, beginning balance	30,492	30,168
Depreciation	584	1,897
Translation differences	2,488	(1,573)
Accumulated amortization, ending balance	33,564	30,492
Property, plant and equipment, net	1,671	2,122
Capital work in progress [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		279,025
Additions		704
Impairments		(268,743)
Translation differences		(10,986)
Cost, ending balance
Accumulated amortization, beginning balance
Depreciation
Translation differences
Accumulated amortization, ending balance
Property, plant and equipment, net